Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets:
Accounts Receivable	$ 2,456	$ 2,373
Inventories	1,964	1,416
Property and Equipment	1,719	1,891
Reserves and Other Accruals	1,371	1,447
Stock-Based Compensation	1,220	1,324
Lease Liabilities	14,212	16,669
Section 174 Costs	1,914	4,149
Credits and Other	1,270	1,409
Net Operating Losses	15,266	17,041
Gross Deferred Tax Assets	41,392	47,719
Valuation Allowance	(25,252)	(28,410)	$ (25,670)
Total Deferred Tax Assets, Net	16,140	19,309
Deferred Tax Liabilities:
Prepaid Expenses	(1,490)	(1,465)
Other	(1,310)	(1,594)
Right of Use Assets	(12,898)	(15,336)
Total Deferred Tax Liabilities	(15,698)	(18,395)
Net Deferred Tax Assets	$ 442	$ 914